Commitments and Contingencies - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2012 USD ($)	Jun. 30, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 12, 2012 CNY (¥)	Dec. 12, 2012 USD ($)
Long-term Purchase Commitment [Line Items]
Compensation for loss of profitability				¥ 248,904	$ 39,551
Arbitration | Contract cancellation
Long-term Purchase Commitment [Line Items]
Contract cancellation revenue, recognized	$ 9,534
Contract cancellation revenue, deferred		$ 30,017	$ 30,017
Deposits
Long-term Purchase Commitment [Line Items]
Compensation for loss of profitability				60,000	9,534
Penalties
Long-term Purchase Commitment [Line Items]
Compensation for loss of profitability				¥ 188,904	$ 30,017